Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments And Risk Management
Schedule of unobservable inputs in fair value measurement within Level 3

	Carrying value			Fair value
	Cash and receivables	Liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
	€’000	€’000	€’000	€’000	€’000	€’000	€’000
2023
Cash and cash equivalents	1,147	-	1,147	-	-	-	-
Trade receivables	1,473		1,473	-	-	-	-
Other receivables*	671	-	671	-	-	-	-
Trade payables	-	(11,015)	(11,015)	-	-	-	-
Warrants	-	(765)	(765)	(765)	-	-	(765)
Amounts owed to related parties	-	(2,113)	(2,113)	-	-	-	-
Loans and borrowings	-	(1,326)	(1,326)	-	-	-	-
Other payables**	-	(195)	(195)	-	-	-	-
	3,291	(15,414)	(12,123)	(765)	-	-	(765)
2022
Cash and cash equivalents	8,164	-	8,164	-	-	-	-
Other receivables*	2,311	-	2,311	-	-	-	-
Trade payables	-	(3,680)	(3,680)	-	-	-	-
Warrants	-	(7,651)	(7,651)	(7,651)	-	-	(7,651)
Amounts owed to related parties	-	(2,468)	(2,468)	-	-	-	-
Other payables**	-	(165)	(165)	-	-	-	-
	10,475	(13,964)	(3,489)	(7,651)	-	-	(7,651)

*	Prepayments and VAT have been excluded as they are not classified as a financial asset.
**	Employment taxes have been excluded as these are statutory liabilities.

Schedule of credit risk rating

	2023	2022
Credit risk rating
AA	-	12%
A+	8%	-
A-	91%	-
BBB+	-	75%
B+	-	12%
Not assigned	1%	1%
	100.0%	100%

Schedule of expected contractual maturities

	Carrying amount	Contractual cash flows	Less than one year	1 – 2 years	2 – 5 years	More than 5 years
2023	€’000	€’000	€’000	€’000	€’000	€’000
Derivative financial instruments – warrants*	765	-	-	-	-	-
Trade payables	11,015	11,015	11,015	-	-	-
Amounts owed to related parties	2,113	2,113	2,113	-	-	-
Loans and borrowings	1,326	1,326	1,326	-	-	-
Other payables	192	192	192	-	-	-
Lease liabilities	10,784	16,923	1,343	1,918	2,298	11,364
Loan advanced (Note 11)	-	498	498	-	-	-
Total	26,195	32,067	16,487	1,918	2,298	11,364
2022
Derivative financial instruments – warrants*	7,651	-	-	-	-	-
Trade payables	3,680	3,680	3,680	-	-	-
Amounts owed to related parties	2,468	2,468	2,468	-	-	-
Other payables	165	165	165	-	-	-
Lease liabilities	9,409	13,468	1,118	1,107	1,409	9,835
Loan advanced (Note 11)	-	743	743	-	-	-
Total	23,373	20,524	8,174	1,107	1,409	9,835

*	contractual cash flows for warrants are €nil (liability of €0.8 million) (2022: €7.7 million) because warrants will be settled in shares.

Schedule of significant exchange rates

	Average rate		Period-end spot rate
	2023	2022	2023	2022
Euro
USD	1.0816	1.0530	1.1050	1.0666

Schedule of possible strengthening of the euro

	2023	2022
	€’000	€’000
USD (10 percent strengthening of the euro)	692	796